Balances and transactions with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total assets	R$ 117,273	R$ 43,434
Total liabilities	724,806	666,611
Total revenue	20,826	36,572	R$ 44,819
Total costs/expenses	1,263,472	1,150,232	908,748
Telecom Italia Sparkle [Member]
IfrsStatementLineItems [Line Items]
Total assets	10,188	3,004
Total liabilities	11,599	4,797
Total revenue	5,939	3,980	3,887
Total costs/expenses	6,667	13,520	12,409
Gruppo Havas [Member]
IfrsStatementLineItems [Line Items]
Total assets	12,831	6,544
TI Sparkle [Member]
IfrsStatementLineItems [Line Items]
Total assets	28	187
Total liabilities	11,290	8,087
Total revenue	339	911	1,968
Total costs/expenses	11,290	17,762	18,095
TIM Brasil [Member]
IfrsStatementLineItems [Line Items]
Total assets	23,260	22,803
Total liabilities	10,858	10,858
Telecom Italia SPA [Member]
IfrsStatementLineItems [Line Items]
Total assets	24,962	3,298
Total liabilities	154,729	127,902
Total revenue	11,352	4,366	2,874
Total costs/expenses	151,677	130,994	108,792
I-Systems [member]
IfrsStatementLineItems [Line Items]
Total assets	45,907	7,502
Total liabilities	58,613	60,367
Total revenue	3,196	27,315	36,090
Total costs/expenses	452,931	429,771	365,875
Other related parties [member]
IfrsStatementLineItems [Line Items]
Total assets	97	96
Total liabilities	3,865	4,229
Total costs/expenses	26,994	18,445	16,983
Vivendi Group [Member]
IfrsStatementLineItems [Line Items]
Total liabilities	1,152	2,683
Total costs/expenses	5,853	8,390	4,319
Grupo Havas [Member]
IfrsStatementLineItems [Line Items]
Total liabilities	104,757	68,407
Total costs/expenses	608,060	531,350	R$ 382,275
Italtel [Member]
IfrsStatementLineItems [Line Items]
Total liabilities		8,507
TIM Brasil 1 [Member]
IfrsStatementLineItems [Line Items]
Total liabilities	367,943	370,774
Cozani [Member]
IfrsStatementLineItems [Line Items]
Total revenue